U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

July 18, 2013

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”)
File Nos.:	333-62298, 811-10401
Heartland International Value Fund

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Trust on behalf of its series, the Heartland International Value Fund (the “Fund”) is a Preliminary Proxy Statement on Schedule 14A.  The purpose of the proxy statement is the reorganization of the Fund into a newly created shell series of Heartland Group, Inc., an open-end registered investment management company.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC

Enclosures